Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Summary of provisions	Provisions consist of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Provision for bonuses	3,437	—

Total	3,437	—